Promissory Note (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Promissory Note [Abstract]
Promissory Note, cancelled			$ 40,000,000
Promissory Note, issued, number			12
Promissory Note, issued, face amount			200,000,000
Promissory Note, discount for imputed interest on notes			8,067,071
Company average effective interest rate of borrowing			2.85%
Payment for Promissory Note	30,000,000	80,000,000
Promissory Note, Interest Expense as Amortization of Discount	$ 2,232,443	$ 3,768,799	$ 2,070,569